ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
ADMINISTRATIVE EXPENSES
Schedule of administrative expenses

	Year ended	Year ended
	December 31, 2019	December 31, 2018
Compensation and benefits	$3,982	$2,768
Corporate administration	1,145	692
Listing and filing fees	857	119
Professional fees	541	420
Amortization	161	60
Total administrative expenses	$6,686	$4,059